DISAGGREGATION OF REVENUE LONG-LIVED ASSETS	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
DISAGGREGATION OF REVENUE LONG-LIVED ASSETS
Disaggregation Of Revenue & Long-lived Assets

NOTE 10 – DISAGGREGATION OF REVENUE & LONG-LIVED ASSETS

The following table presents the disaggregation of gross revenue between revenue types:

	Three Months Ended December 31,		Six Months Ended December 31,
	2021	2020	2021	2020
Project fees	$3,129,000	$1,488,000	$8,001,000	$3,641,000
Retainer fees	450,000	523,000	911,000	1,088,000
Fee income	1,317,000	1,030,000	2,593,000	1,759,000
Reimbursement income	2,079,000	1,410,000	3,815,000	2,095,000
Other revenue	19,000	-	23,000	-
	$6,994,000	$4,451,000	$15,343,000	$8,583,000

The following table presents the disaggregation of gross revenue between the United States and the United Kingdom for the three and six months ended:

	Three Months Ended December 31,		Six Months Ended December 31,
	2021	2020	2021	2020
Gross Revenue:
United States	$4,439,000	$2,328,000	$10,518,000	$5,631,000
United Kingdom	2,555,000	2,123,000	4,825,000	2,952,000
Total gross revenue	$6,994,000	$4,451,000	$15,343,000	$8,583,000

The following table presents the disaggregation of gross profit between the United States and the United Kingdom for the three and six months ended:

	Three Months Ended December 31,		Six Months Ended December 31,
	2021	2020	2021	2020
Gross Profit:
United States	$1,939,000	$1,389,000	$4,382,000	$2,692,000
United Kingdom	1,472,000	923,000	2,541,000	1,472,000
Total gross profit	$3,411,000	$2,312,000	$6,923,000	$4,164,000

The following table presents the disaggregation of net loss between the United States and the United Kingdom for the three and six months ended:

	Three Months Ended December 31,		Six Months Ended December 31,
	2021	2020	2021	2020
Net Gain/(Loss):
United States	$(4,174,000)	$(720,000)	$(5,961,000)	$(3,959,000)
United Kingdom	64,000	97,000	(288,000)	(585,000)
Total net loss	$(4,110,000)	$(623,000)	$(6,249,000)	$(4,544,000)

The following table presents the disaggregation of fixed assets between the United States and the United Kingdom as of December 31, 2021:

	United States	United Kingdom	Total
Computer equipment	$499,000	$247,000	$746,000
Website design	6,000	-	6,000
Office machine & equipment	52,000	44,000	96,000
Furniture & fixtures	383,000	84,000	467,000
Leasehold improvements	138,000	-	138,000
	145,000	-	145,000
	1,223,000	375,000	1,598,000

Accumulated depreciation	(911,000)	(313,000)	(1,224,000)
Net book value	$312,000	$62,000	$374,000

The following table presents the disaggregation of fixed assets between the United States and the United Kingdom as of June 30, 2021:

	United States	United Kingdom	Total
Computer equipment	$468,000	$229,000	$697,000
Website design	6,000	-	6,000
Office machine & equipment	51,000	46,000	97,000
Furniture & fixtures	352,000	86,000	438,000
Leasehold improvements	135,000	-	135,000
Tenant incentives	145,000	-	145,000
	1,157,000	361,000	1,518,000

Accumulated depreciation	(867,000)	(308,000)	(1,175,000)
Net book value	$290,000	$53,000	$343,000

The following table presents the disaggregation of intangible assets and goodwill between the United States and the United Kingdom as of December 31, 2021:

Intangibles	US	UK	Total
Customer relationship	$4,960,000	$-	$4,960,000
Non-core customer relationships	760,000	-	760,000
Non-compete agreements	1,430,000	-	1,430,000
Technology	520,000	-	520,000
Tradename	470,000	-	470,000
Workforce acquired	2,125,000	-	2,125,000
	10,265,000	-	10,265,000
Less: accumulated amortization	(8,006,000)	-	(8,006,000)

Net book value	$2,259,000	$-	$2,259,000

The following table presents the disaggregation of intangible assets and goodwill between the United States and the United Kingdom as of June 30, 2021.

Intangibles	US	UK	Total
Customer relationship	$4,960,000	$-	$4,960,000
Non-core customer relationships	760,000	-	760,000
Non-compete agreements	1,430,000	-	1,430,000
Technology	520,000	-	520,000
Tradename	470,000	-	470,000
Workforce acquired	2,125,000	-	2,125,000
	10,265,000	-	10,265,000
Less: accumulated amortization	(7,662,000)	-	(7,662,000)

Net book value	$2,603,000	$-	$2,603,000

NOTE 14 – DISAGGREGATION OF REVENUE & LONG-LIVED ASSETS

The following table presents the disaggregation of gross revenue between revenue types:

	Years Ended June 30,
	2021	2020
Project fees	$6,418,000	$6,816,000
Retainer fees	2,140,000	3,194,000
Fee income	3,581,000	5,420,000
Reimbursement income	4,029,000	9,177,000
Other revenue	24,000	6,000
	$16,192,000	$24,613,000

The following table presents the disaggregation of gross revenue between the United States and the United Kingdom for the years presented:

	Years Ended June 30,
	2021	2020
Gross Revenue:
United States	$10,270,000	$15,954,000
United Kingdom	5,922,000	8,659,000
Total gross revenue	$16,192,000	$24,613,000

The following table presents the disaggregation of gross profit between the United States and the United Kingdom for the years presented:

	Years Ended June 30,
	2021	2020
Gross profit:
United States	$5,253,000	$8,084,000
United Kingdom	3,435,000	4,893,000
Total gross profit	$8,688,000	$12,977,000

The following table presents the disaggregation of net loss between the United States and the United Kingdom for the years presented:

	Years Ended June 30,
	2021	2020
Net loss:
United States	$(14,868,000)	$(11,294,000)
United Kingdom	(1,129,000)	(3,153,000)
Total net loss	$(15,997,000)	$(14,447,000)

The following table presents the disaggregation of fixed assets between the United States and the United Kingdom as of June 30, 2021:

	United States	United Kingdom	Total
Computer equipment	$468,000	$229,000	$697,000
Website design	6,000	-	6,000
Office machine & equipment	51,000	46,000	97,000
Furniture & fixtures	352,000	86,000	438,000
Leasehold improvements	135,000	-	135,000
Tenant incentives	145,000	-	145,000
	1,157,000	361,000	1,518,000

Accumulated depreciation	(867,000)	(308,000)	(1,175,000)
Net book value	$290,000	$53,000	$343,000

The following table presents the disaggregation of fixed assets between the United States and the United Kingdom as of June 30, 2020:

	United States	United Kingdom	Total
Computer equipment	$460,000	$160,000	$620,000
Website design	6,000	-	6,000
Office machine & equipment	53,000	36,000	89,000
Furniture & fixtures	350,000	79,000	429,000
Leasehold improvements	54,000	119,000	173,000
Tenant incentives	145,000	-	145,000
	1,068,000	394,000	1,462,000
Accumulated depreciation	(770,000)	(348,000)	(1,118,000)
Net book value	$298,000	$46,000	$344,000

The following table presents the disaggregation of intangible assets and goodwill between the United States and the United Kingdom as of June 30, 2021.

Intangibles	US	UK	Total
Customer relationship	$4,960,000	$-	$4,960,000
Non-core customer relationships	760,000	-	760,000
Non-compete agreements	1,430,000	-	1,430,000
Technology	520,000	-	520,000
Tradename	470,000	-	470,000
Workforce acquired	2,125,000	-	2,125,000
	10,265,000	-	10,265,000
Less: accumulated amortization	(7,662,000)	-	(7,662,000)

Net book value	$2,603,000	$-	$2,603,000

Goodwill	$11,837,000	$7,531,000	$19,368,000

The following table presents the disaggregation of intangible assets and goodwill between the United States and the United Kingdom as of June 30, 2020.

Intangibles	United States	United Kingdom	Total
Customer relationship	$4,960,000	$3,550,000	$8,510,000
Non-core customer relationships	760,000	-	760,000
Non-compete agreements	1,430,000	770,000	2,200,000
Tradename	410,000	-	410,000
Workforce acquired	2,125,000	665,000	2,790,000
	9,685,000	4,985,000	14,670,000
Less: impairment	-	(1,867,000)	(1,867,000)
Less: accumulated amortization	(5,494,000)	(3,118,000)	(8,612,000)

Net book value	$4,191,000	$-	$4,191,000

Goodwill	$9,831,000	$7,531,000	$17,362,000